Note 15 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
15.
PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

	Land and Buildings (1)	Machinery and Equipment	Assets under Construction (2)	Other	Total
Cost
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Additions	—	1,991	44,709	521	47,221
Transfers and disposals	20,548	23,802	(52,737)	507	(7,880)
At December 31, 2019	$198,412	$456,655	$27,645	$24,438	$707,150
Additions	—	2,096	47,266	391	49,753
Transfers and disposals	917	9,873	(19,242)	3,822	(4,630)
At December 31, 2020	$199,329	$468,624	$55,669	$28,651	$752,273

Accumulated depreciation, amortization and impairment
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Depreciation and amortization	(4,980)	(23,829)	—	(2,122)	(30,931)
Transfers and disposals	271	5,189	—	459	5,919
Impairment	(13,073)	(15,701)	—	—	(28,774)
At December 31, 2019	$(129,040)	$(326,300)	$—	$(15,171)	$(470,511)
Depreciation and amortization	(4,188)	(19,833)	—	(2,555)	(26,576)
Transfers and disposals	72	2,754	—	208	3,034
At December 31, 2020	$(133,156)	$(343,379)	$—	$(17,518)	$(494,053)

Carrying values
At December 31, 2019	$69,372	$130,355	$27,645	$9,267	$236,639
At December 31, 2020	$66,173	$125,245	$55,669	$11,133	$258,220

(1)	Included in land and buildings is $11.2 million ( 2019 - $11.5 million) of land which is not subject to depreciation.
(2)
Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.

Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

	San Dimas	Santa Elena	La Encantada	Non-producing Properties(1)	Other	Total
Cost
At December 31, 2018	$127,763	$76,671	$132,146	$299,037	$32,192	$667,809
Additions	10,465	4,453	5,066	3,073	24,164	47,221
Transfers and disposals	(1,925)	9,638	90	(4,870)	(10,813)	(7,880)
At December 31, 2019	$136,303	$90,762	$137,302	$297,240	$45,543	$707,150
Additions(2)	10,384	7,933	4,209	272	26,955	49,753
Transfers and disposals	41	(1,364)	1,999	(3,751)	(1,555)	(4,630)
At December 31, 2020	$146,728	$97,331	$143,510	$293,761	$70,943	$752,273

Accumulated depreciation, amortization and impairment
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(265,811)	$(17,276)	$(416,725)
Depreciation and amortization	(12,355)	(6,989)	(5,278)	(4,378)	(1,931)	(30,931)
Transfers and disposals	153	1,021	572	3,999	174	5,919
Impairment	—	—	(28,774)	—	—	(28,774)
At December 31, 2019	$(19,747)	$(42,975)	$(122,566)	$(266,190)	$(19,033)	$(470,511)
Depreciation and amortization	(15,032)	(6,451)	(2,646)	(592)	(1,855)	(26,576)
Transfers and disposals	156	1,340	(1,743)	2,909	372	3,034
At December 31, 2020	$(34,623)	$(48,086)	$(126,955)	$(263,873)	$(20,516)	$(494,053)

Carrying values
At December 31, 2019	$116,556	$47,787	$14,736	$31,050	$26,510	$236,639
At December 31, 2020	$112,105	$49,245	$16,555	$29,888	$50,427	$258,220

(1)	Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
(2)	Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.